Loans, Borrowings, Leases obligations and other financial liabilities (Details) - Schedule of lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of lease liabilities [Abstract]
Opening balance	$ 2,774	$ 1,385
Cash movements
Repayment of lease liabilities	(1,057)	(831)
Non-cash movements
Interest accretion	229	89
New leases	1,518	2,131
Closing balance	$ 3,464	$ 2,774